Accumulated Other Comprehensive (Loss) Income - Change in Accumulated Other Comprehensive (Loss) Income (AOCI) by Component, Net of Tax (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income Loss [Line Items]
AOCI, beginning balance	$ 494,914	$ 781,106	$ 781,106
Other comprehensive income (loss) before reclassifications	419		(8,175)
Amounts reclassified from AOCI	1,188		3,618
Total other comprehensive (loss) income, net of tax	1,607	1,157	(4,557)	$ 11,135	$ 5,200
AOCI, ending balance	441,351		494,914	781,106
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
AOCI, beginning balance	(5,933)	(8,439)	(8,439)
Other comprehensive income (loss) before reclassifications	(928)		2,506
Total other comprehensive (loss) income, net of tax	(928)		2,506
AOCI, ending balance	(6,861)		(5,933)	(8,439)
Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
AOCI, beginning balance	(206)	172	172
Other comprehensive income (loss) before reclassifications	1,347		(622)
Amounts reclassified from AOCI	144		244
Total other comprehensive (loss) income, net of tax	1,491		(378)
AOCI, ending balance	1,285		(206)	172
Defined Benefit Pension Plans [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
AOCI, beginning balance	(44,874)	(38,189)	(38,189)
Other comprehensive income (loss) before reclassifications			(10,059)
Amounts reclassified from AOCI	1,044		3,374
Total other comprehensive (loss) income, net of tax	1,044		(6,685)
AOCI, ending balance	(43,830)		(44,874)	(38,189)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
AOCI, beginning balance	(51,013)	$ (46,456)	(46,456)
AOCI, ending balance	$ (49,406)		$ (51,013)	$ (46,456)